Customer Acquisition Payable	12 Months Ended
Mar. 31, 2023
Customer Acquisition Payable [Abstract]
CUSTOMER ACQUISITION PAYABLE

NOTE 15 — CUSTOMER ACQUISITION PAYABLE

Customer Acquisition Payable consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Customer acquisition payable to Reachnet*	$-	$58,293,330
Customer acquisition payable to Reachnet, current portion	-	(29,146,665)
Customer acquisition payable to Reachnet, non-current portion	$-	$29,146,665

*	The Company has modified its arrangement with Reachnet and accordingly, the customer acquisition amount would no longer be payable for the year ended March 31, 2023. The effective modification date is at the closing hours of April 1, 2022. Refer to 23A for further details.

Under the earlier arrangement, the Company intended to settle 50% of the payment obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024. Refer to Note 23 on Acquisition of Customers.